Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	YY Inc.
Entity Central Index Key	0001530238
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	YY
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Class A common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	750,115,028
Class B common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	359,557,976